Income Taxes - Schedule of Deferred Income Taxes Reflect the Net Tax Effects of Temporary Differences (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Net operating loss carryforward	$ 7,530,000	$ 4,646,000
Capitalized research and development expense	2,080,000	1,073,000
Stock-based compensation	1,091,000	239,000
Research tax credit	1,035,000	850,000
Valuation allowance on deferred tax assets	(11,736,000)	(6,808,000)
Deferred tax liabilities:
In-process research and development	(1,728,000)	(1,152,000)
Total deferred tax liability	(1,728,000)	(1,152,000)
Net deferred tax liability	$ (1,728,000)	$ (1,152,000)